Segment information (Details Narrative) - USD ($)	Oct. 31, 2022	Sep. 30, 2022	Jul. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jul. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total assets	$ 87,268,713		$ 86,775,601			$ 428,920
EUDA Health Limited [Member]
Segment Reporting Information [Line Items]
Total assets		$ 6,678,164		$ 7,051,012	$ 7,999,028		$ 5,878,461
Medical Services [Member] | EUDA Health Limited [Member]
Segment Reporting Information [Line Items]
Total assets		2,203,559		1,943,236	1,586,589		1,555,801
Property Management Services [Member] | EUDA Health Limited [Member]
Segment Reporting Information [Line Items]
Total assets		$ 4,474,605		$ 5,107,776	$ 6,412,439		$ 4,322,660